Insurance Contract Liabilities - Contracts measured under PAA (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022	Jan. 01, 2022
Insurance Contract Liabilities
Insurance contracts issued	$ 46,334.8		$ 40,054.4
PAA
Insurance Contract Liabilities
Insurance contracts issued	41,863.4	$ 36,549.5	36,549.5	$ 35,468.0
PAA | Property and Casualty Insurance and Reinsurance
Insurance Contract Liabilities
Insurance contracts issued	41,792.7	36,489.8	36,489.8	35,415.6
PAA | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	10,146.0	9,037.8	9,037.8	8,849.3
PAA | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	27,008.2	24,733.1	24,733.1	23,490.8
PAA | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	4,638.5	2,718.9	2,718.9	3,075.5
PAA | Life insurance and Run-off
Insurance Contract Liabilities
Insurance contracts issued	70.7	59.7	59.7	52.4
PAA | LRC | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	1,140.8	1,065.4	1,065.4	923.1
PAA | LRC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	1,071.0	449.2	449.2	738.9
PAA | LRC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	1,399.0	386.3	386.3	430.0
PAA | LIC | Property and Casualty Insurance and Reinsurance | North American Insurers
Insurance Contract Liabilities
Insurance contracts issued	9,005.2	7,972.4	7,972.4	7,926.2
PAA | LIC | Property and Casualty Insurance and Reinsurance | Global Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	25,937.2	24,283.9	24,283.9	22,751.9
PAA | LIC | Property and Casualty Insurance and Reinsurance | International Insurers and Reinsurers
Insurance Contract Liabilities
Insurance contracts issued	$ 3,239.5	$ 2,332.6	$ 2,332.6	$ 2,645.5